Arbitrage Fund	Portfolio of Investments
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 73.97%
Aerospace & Defense - 3.23%
Aerojet Rocketdyne Holdings, Inc.(a)	746,095	$42,034,992

Banks - 3.88%
First Horizon Corp.	1,751,813	43,392,408
Home Capital Group, Inc.	230,520	7,083,696
		50,476,104
Biotechnology - 4.75%
Albireo Pharma, Inc.(a)	313,065	13,947,046
Horizon Therapeutics Plc(a)(b)	376,200	41,190,138
Swedish Orphan Biovitrum AB(a)	286,485	6,598,350
		61,735,534
Chemicals - 1.14%
Rogers Corp.(a)	100,473	14,789,626

Commercial Services - 1.52%
Caverion Oyj	1,380,615	13,186,292
Moneylion, Inc.(a)(c)	2,489,318	1,664,856
Ritchie Bros Auctioneers, Inc.	80,543	4,926,815
		19,777,963
Construction Materials - 1.21%
Forterra, Inc.(a)(d)	653,007	15,672,168

Distribution/Wholesale - 0.77%
Uni-Select, Inc.(a)	289,489	10,052,026

Diversified Financial Services - 1.52%
Focus Financial Partners, Inc., Class A(a)	380,428	19,728,996

Electric - 3.46%
Electricite de France SA	521,853	6,510,412
PNM Resources, Inc.(e)	785,402	38,484,698
		44,995,110
Engineering & Construction - 0.53%
Atlas Technical Consultants, Inc.(a)	565,515	6,916,248

Environmental Control - 0.54%
Evoqua Water Technologies Corp.(a)	145,391	7,060,187

Food - 0.65%
Devro Plc	2,135,284	8,411,595

Forest Products & Paper - 1.36%
Resolute Forest Products, Inc.(a)	803,806	17,619,428

Healthcare - Products - 1.86%
Cardiovascular Systems, Inc.(a)	1,005,206	19,812,610
Globus Medical, Inc., Class A(a)	74,750	4,360,915
		24,173,525
Healthcare - Services - 3.11%
Mediclinic International Plc	2,008,366	12,025,667

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 73.97% (Continued)
Healthcare - Services - 3.11% (Continued)
Oak Street Health, Inc.(a)	246,165	$8,714,241
Signify Health, Inc., Class A(a)(e)	683,132	19,667,370
		40,407,278
Home Furnishings - 0.45%
iRobot Corp.(a)(e)	143,672	5,903,483

Insurance - 0.88%
Argo Group International Holdings Ltd.	298,490	8,671,135
TOWER Ltd.	7,208,016	2,740,880
		11,412,015
Internet - 3.59%
Zendesk, Inc.(a)(d)	601,789	46,638,647

Machinery - Diversified - 2.49%
Altra Industrial Motion Corp.	525,843	32,355,120

Media - 6.14%
Houghton Mifflin Harcourt Co.(a)(d)	1,739,400	7,470,897
Shaw Communications, Inc., Class B	1,020,110	29,552,912
TEGNA, Inc.(e)	2,455,780	42,730,572
		79,754,381
Oil & Gas - 0.25%
Ranger Oil Corp., Class A	77,610	3,220,815

Pharmaceuticals - 1.61%
Amryt Pharma Plc, ADR(a)(e)	471,088	6,882,596
Concert Pharmaceuticals, Inc.(a)	1,669,338	13,989,052
		20,871,648
Pipelines - 2.63%
DCP Midstream LP(a)	818,977	34,216,859

Real Estate Investment Trusts - 1.05%
Bluerock Homes Trust, Inc.(a)	38,628	830,116
Indus Realty Trust, Inc.	191,844	12,763,381
		13,593,497
Retail - 1.07%
TravelCenters of America, Inc.(a)	164,358	13,863,597

Semiconductors - 1.60%
Magnachip Semiconductor Corp.(a)	411,831	3,945,341
Silicon Motion Technology Corp., ADR(e)	251,202	16,885,798
		20,831,139
Software - 19.57%
Activision Blizzard, Inc.(e)	650,922	49,632,803
Avalara, Inc.(a)(d)	365,431	34,167,799
Black Knight, Inc.(a)	95,042	5,664,503
Coupa Software, Inc.(a)	343,064	27,788,184
Duck Creek Technologies, Inc.(a)	1,735,094	32,862,680

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 73.97% (Continued)
Software - 19.57% (Continued)
ForgeRock, Inc., Class A(a)(e)	365,180	$7,464,279
Magnet Forensics, Inc.(a)	379,020	12,291,414
Meltwater N.V.(a)	4,632,979	7,838,518
Momentive Global, Inc.(a)(b)	1,604,381	11,070,229
OneMarket Ltd.(a)(d)	111,800	—
Sumo Logic, Inc.(a)	2,223,427	26,392,078
VMware, Inc., Class A(a)(e)	355,653	39,168,065
		254,340,552
Telecommunications - 1.64%
Maxar Technologies, Inc.(e)	412,669	21,252,454

Transportation - 1.47%
Atlas Corp.(e)	1,239,556	19,039,580

TOTAL COMMON STOCKS (Cost $1,024,977,834)		961,144,567

RIGHTS(a) - 0.25%
Bristol-Myers Squibb Co. CVR(c)	857,631	857,631
Contra Abiomed, Inc. CVR, Expires 12/31/2030(c)	163,650	245,475
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(c)(d)	1,150,652	77,899
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(c)(d)	1,150,652	77,899
Contra Cincor Pharma, Inc. CVR, Expires 12/31/2027(c)(d)	339,795	1,041,438
Contra Flexion Therapeutics, Inc. CVR, Expires 12/31/2030(c)(d)	1,411,000	988,406

TOTAL RIGHTS (Cost $3,405,381)		3,288,748

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.46%
Healthcare - Services - 0.28%
UpHealth, Inc.(f)	06/15/2026	6.250%	$1,275,000	$368,953
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(f)	12/15/2025	13.550%	3,506,000	3,306,158
				3,675,111
Software - 0.18%
Kaleyra, Inc.(f)	06/01/2026	6.125%	2,947,000	2,290,985

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,728,000)				5,966,096

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
MUTUAL FUNDS(g) - 5.64%
Water Island Event - Driven Fund	6,605,365	$73,319,554

TOTAL MUTUAL FUNDS
(Cost $60,632,644)		73,319,554

PRIVATE INVESTMENTS(a)(c)(d)(h) - 0.05%
Fast Capital LLC	290,700	581,400

TOTAL PRIVATE INVESTMENTS
(Cost $300,786)		581,400

WARRANTS(a) - 0.00%(i)
Commercial Services - 0.00%(i)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	290,320	19,742

TOTAL WARRANTS
(Cost $0)		19,742

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.02%
Call Option Purchased - 0.00%(i)
NuVasive, Inc.	03/2023	$50.00	$968,352	224	$4,480

TOTAL CALL OPTIONS PURCHASED
(Cost $22,716)					4,480
Put Options Purchased - 0.02%
Horizon Therapeutics Plc	05/2023	85.00	3,405,139	311	19,438
Momentive Global, Inc.	04/2023	6.00	8,463,540	12,266	275,985

TOTAL PUT OPTIONS PURCHASED
(Cost $696,317)					295,423

TOTAL PURCHASED OPTIONS
(Cost $719,033)					299,903

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 22.23%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.434	%(j)	144,418,958	$144,418,958
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.545	%(j)	144,418,958	144,418,958
				288,837,916
TOTAL SHORT-TERM INVESTMENTS
(Cost $288,837,916)				288,837,916

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

Total Investments - 102.62%
(Cost $1,386,601,594)	$1,333,457,926

Liabilities in Excess of Other Assets - (2.62)%(k)	(34,016,495)

NET ASSETS - 100.00%	$1,299,441,431

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,535,004 or 0.43% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$1,185,787
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024	11/23/2021	69,039
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Cincor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Flexion Therapeutics, Inc. CVR, Expires 12/31/2030	11/22/2021	874,820
Fast Capital LLC	08/18/2020	300,786
Moneylion, Inc.	06/19/2020	17,080,470
Total		$20,786,637

(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2023, the total fair market value of these securities was $106,716,553, representing 8.21% of net assets.
(e)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2023, the aggregate fair market value of those securities was $135,688,730, representing 10.44% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2023, these securities had a total value of $5,966,096 or 0.46% of net assets.
(g)	Affiliated investment.
(h)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(i)	Less than 0.005% of net assets.
(j)	Rate shown is the 7-day effective yield as of February 28, 2023.
(k)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (1.62%)
COMMON STOCKS SOLD SHORT - (1.62%)
Distribution/Wholesale - (0.25%)
IAA, Inc.	(80,543)	$(3,295,014)

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (1.62%) (Continued)
Diversified Financial Services - (0.06%)
Intercontinental Exchange, Inc.	(7,817)	$(795,770)

Healthcare - Products - (0.08%)
NuVasive, Inc.	(22,425)	(969,433)

Machinery - Diversified - (0.55%)
Xylem, Inc.	(69,788)	(7,163,738)

Oil & Gas - (0.13%)
Baytex Energy Corp.	(435,966)	(1,680,602)

Semiconductors - (0.47%)
Broadcom, Inc.	(4,751)	(2,823,472)
MaxLinear, Inc.	(97,467)	(3,334,346)
		(6,157,818)
Software - (0.08%)
Activision Blizzard, Inc.	(13,300)	(1,014,125)

TOTAL SECURITIES SOLD SHORT
(Proceeds $21,619,779)		$(21,076,500)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 95 bps (8.060%)	11/20/2023	$—	$—	$958,809	ZAR	387,472,503	$958,809

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.170%)	10/29/2024	$—	$—	$(4,529,202)	USD	19,267,953	$(4,529,202)
Morgan Stanley & Co./ Monthly	Intercontinental Exchange, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.170%)	10/29/2024	—	—	(35,598)	USD	546,087	(35,598)
						$(4,564,800)			$(4,564,800)

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	33,516,206	CAD	45,076,600	Morgan Stanley & Co.	03/15/2023	$477,548
USD	40,588,275	EUR	38,062,000	Morgan Stanley & Co.	03/15/2023	298,624
USD	85,946,951	GBP	69,876,500	Morgan Stanley & Co.	03/15/2023	1,876,882
USD	7,020,228	NOK	69,300,600	Morgan Stanley & Co.	03/15/2023	342,467
USD	3,871,207	NZD	6,054,800	Morgan Stanley & Co.	03/15/2023	127,565
SEK	13,605,700	USD	1,287,216	Morgan Stanley & Co.	03/15/2023	13,385
USD	8,660,792	SEK	88,937,500	Morgan Stanley & Co.	03/15/2023	159,049
						$3,295,520

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	5,019,400	USD	3,728,721	Morgan Stanley & Co.	03/15/2023	$(49,778)
USD	30,066,801	CAD	41,077,600	Morgan Stanley & Co.	03/15/2023	(40,812)
EUR	20,732,300	USD	22,275,682	Morgan Stanley & Co.	03/15/2023	(329,984)
USD	1,478,031	EUR	1,399,500	Morgan Stanley & Co.	03/15/2023	(3,377)
GBP	49,044,900	USD	59,752,876	Morgan Stanley & Co.	03/15/2023	(745,799)
USD	356,992	GBP	296,800	Morgan Stanley & Co.	03/15/2023	(95)
USD	1,356,662	NOK	14,093,000	Morgan Stanley & Co.	03/15/2023	(1,331)
NZD	1,730,000	USD	1,101,599	Morgan Stanley & Co.	03/15/2023	(31,951)
USD	88,869	NZD	144,200	Morgan Stanley & Co.	03/15/2023	(289)
SEK	9,770,300	USD	945,764	Morgan Stanley & Co.	03/15/2023	(11,799)
USD	274,780	SEK	2,908,400	Morgan Stanley & Co.	03/15/2023	(3,241)
						$(1,218,456)

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	89.70%
Canada	6.38%
United Kingdom	2.11%
Taiwan	1.30%
Finland	1.01%
Netherlands	0.60%
Sweden	0.51%
France	0.50%
Republic of Korea	0.30%
New Zealand	0.21%
Australia	0.00	%(b)
Liabilities in Excess of Other Assets	(2.62)%
	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
ADR - American Depositary Receipt
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
EUR - Euro
GBP - British pound
JIBAR - Johannesburg Interbank Agreed Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
NOK - Norwegian krone
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
NZD - New Zealand dollar
Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SEK - Swedish krona
SOFR - Secured Overnight Financing Rate
USD - United States Dollar
ZAR - South African rand

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

Summary of affiliated issuer transactions for the period ended February 28, 2023:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2023	Shares as of February 28, 2023	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$72,394,803	$-	$-	$-	$924,751	$73,319,554	6,605,365	$-	$-

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

The following table summarizes the Arbitrage Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 28, 2023.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$42,034,992	$—	$—	$42,034,992
Banks	50,476,104	—	—	50,476,104
Biotechnology	61,735,534	—	—	61,735,534
Chemicals	14,789,626	—	—	14,789,626
Commercial Services	19,777,963	—	—	19,777,963
Construction Materials	—	—	15,672,168	15,672,168
Distribution/Wholesale	10,052,026	—	—	10,052,026
Diversified Financial Services	19,728,996	—	—	19,728,996
Electric	44,995,110	—	—	44,995,110
Engineering & Construction	6,916,248	—	—	6,916,248
Environmental Control	7,060,187	—	—	7,060,187
Food	8,411,595	—	—	8,411,595
Forest Products & Paper	17,619,428	—	—	17,619,428
Healthcare - Products	24,173,525	—	—	24,173,525
Healthcare - Services	40,407,278	—	—	40,407,278
Home Furnishings	5,903,483	—	—	5,903,483
Insurance	11,412,015	—	—	11,412,015
Internet	—	—	46,638,647	46,638,647
Machinery - Diversified	32,355,120	—	—	32,355,120
Media	72,283,484	—	7,470,897	79,754,381
Oil & Gas	3,220,815	—	—	3,220,815
Pharmaceuticals	20,871,648	—	—	20,871,648
Pipelines	34,216,859	—	—	34,216,859
Real Estate Investment Trusts	13,593,497	—	—	13,593,497
Retail	13,863,597	—	—	13,863,597
Semiconductors	20,831,139	—	—	20,831,139
Software	192,384,569	27,788,184	34,167,799	254,340,552
Telecommunications	21,252,454	—	—	21,252,454
Transportation	19,039,580	—	—	19,039,580
Rights	—	1,103,106	2,185,642	3,288,748
Convertible Corporate Bonds*	—	5,966,096	—	5,966,096
Mutual Funds	73,319,554	—	—	73,319,554
Private Investments	—	—	581,400	581,400
Warrants*	19,742	—	—	19,742
Purchased Options	299,903	—	—	299,903
Short-Term Investments	288,837,916	—	—	288,837,916
TOTAL	$1,191,883,987	$34,857,386	$106,716,553	$1,333,457,926

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,295,520	$—	$3,295,520
Equity Swaps	958,809	—	—	958,809
Liabilities
Common Stocks*	(21,076,500)	—	—	(21,076,500)
Forward Foreign Currency Exchange Contracts	—	(1,218,456)	—	(1,218,456)
Equity Swaps	(4,564,800)	—	—	(4,564,800)
TOTAL	$(24,682,491)	$2,077,064	$—	$(22,605,427)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2023:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2023
Common Stocks	$68,815,638	$256,360	$1,896,446	$79,679,493	$(46,698,426)	$-	$-	$103,949,511	$2,141,883
Rights	1,277,503	402,225	75,573	1,039,773	(609,432)	-	-	2,185,642	80,235
Private Investments	290,700	-	290,700	-	-	-	-	581,400	290,700
Total	$70,383,841	$658,585	$2,262,719	$80,719,266	$(47,307,858)	$-	$-	$106,716,553	$2,512,818

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 78.16%
Aerospace & Defense - 3.49%
Aerojet Rocketdyne Holdings, Inc.(a)	75,213	$4,237,500

Banks - 3.19%
First Horizon Corp.	128,284	3,177,595
Home Capital Group, Inc.	22,634	695,525
		3,873,120
Biotechnology - 5.39%
Albireo Pharma, Inc.(a)	34,047	1,516,794
Horizon Therapeutics Plc(a)(b)	39,311	4,304,161
Swedish Orphan Biovitrum AB(a)	31,212	718,878
		6,539,833
Chemicals - 1.08%
Rogers Corp.(a)	8,917	1,312,582

Commercial Services - 1.61%
Caverion Oyj	127,824	1,220,851
Moneylion, Inc.(a)(c)	263,426	176,179
Ritchie Bros Auctioneers, Inc.	9,006	550,897
		1,947,927
Computers & Computer Services - 0.32%
Kape Technologies Plc(a)	109,953	388,835

Construction Materials - 1.05%
Forterra, Inc.(a)(d)	53,067	1,273,608

Distribution/Wholesale - 0.96%
Uni-Select, Inc.(a)	33,719	1,170,836

Diversified Financial Services - 1.88%
Focus Financial Partners, Inc., Class A(a)	44,077	2,285,833

Electric - 3.74%
Electricite de France SA	60,043	749,071
PNM Resources, Inc.(e)	77,339	3,789,611
		4,538,682
Electronics - 0.35%
National Instruments Corp.(b)	8,500	429,335

Entertainment - 0.12%
Cineplex, Inc.(a)	23,133	139,357

Environmental Control - 0.64%
Evoqua Water Technologies Corp.(a)(e)	16,049	779,339

Forest Products & Paper - 1.25%
Resolute Forest Products, Inc.(a)	68,936	1,511,077

Healthcare - Products - 2.27%
Cardiovascular Systems, Inc.(a)(e)	114,479	2,256,381
Globus Medical, Inc., Class A(a)	8,537	498,049
		2,754,430

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 78.16% (Continued)
Healthcare - Services - 3.17%
Cano Health, Inc.(a)	15,669	$25,854
Mediclinic International Plc	147,780	884,875
Oak Street Health, Inc.(a)	27,946	989,289
Signify Health, Inc., Class A(a)(e)	67,504	1,943,440
		3,843,458
Home Furnishings - 0.51%
iRobot Corp.(a)	15,140	622,103

Insurance - 1.18%
Argo Group International Holdings Ltd.	34,768	1,010,011
Hartford Financial Services Group, Inc. (The)	5,355	419,189
		1,429,200
Internet - 3.36%
Just Eat Takeaway.com N.V.(a)(f)	7,623	166,901
Zendesk, Inc.(a)(d)	50,491	3,913,052
		4,079,953
Machinery - Diversified - 2.92%
Altra Industrial Motion Corp.	56,051	3,448,818
Crane Holdings Co.(b)	841	100,735
		3,549,553
Media - 6.04%
Houghton Mifflin Harcourt Co.(a)(d)	156,912	673,953
Shaw Communications, Inc., Class B	93,190	2,699,744
TEGNA, Inc.(e)	227,624	3,960,657
		7,334,354
Oil & Gas - 0.31%
Ranger Oil Corp., Class A	9,112	378,148

Pharmaceuticals - 1.78%
Amryt Pharma Plc, ADR(a)	40,857	596,921
Bayer AG	4,564	271,731
Concert Pharmaceuticals, Inc.(a)	154,056	1,290,989
		2,159,641
Pipelines - 3.05%
DCP Midstream LP(a)(e)	88,615	3,702,335

Real Estate Investment Trusts - 0.97%
Indus Realty Trust, Inc.	17,695	1,177,248

Retail - 1.32%
TravelCenters of America, Inc.(a)	19,017	1,604,084

Semiconductors - 1.49%
Magnachip Semiconductor Corp.(a)	37,044	354,881
Silicon Motion Technology Corp., ADR(e)	21,531	1,447,314
		1,802,195

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 78.16% (Continued)
Software - 21.30%
Activision Blizzard, Inc.(e)	67,985	$5,183,856
Avalara, Inc.(a)(d)	30,735	2,873,723
Black Knight, Inc.(a)	11,070	659,772
Coupa Software, Inc.(a)	34,584	2,801,304
Duck Creek Technologies, Inc.(a)	241,237	4,569,029
ForgeRock, Inc., Class A(a)(e)	35,574	727,133
Magnet Forensics, Inc.(a)	32,714	1,060,897
Momentive Global, Inc.(a)(b)	135,658	936,040
Qualtrics International, Inc., Class A(a)(b)	26,107	441,730
Sumo Logic, Inc.(a)	253,894	3,013,722
VMware, Inc., Class A(a)(e)	32,490	3,578,124
		25,845,330
Telecommunications - 1.85%
Maxar Technologies, Inc.	43,529	2,241,744

Transportation - 1.57%
Atlas Corp.(e)	124,224	1,908,081

TOTAL COMMON STOCKS
(Cost $101,040,421)		94,859,721

RIGHTS(a)(c) - 0.17%
Bristol-Myers Squibb Co. CVR	67,803	67,803
Contra Abiomed, Inc. CVR, Expires 12/31/2030	13,890	20,835
Contra Cincor Pharma, Inc. CVR, Expires 12/31/2027(d)	39,632	121,468

TOTAL RIGHTS
(Cost $246,222)		210,106

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.92%
Entertainment - 0.24%
Cineplex, Inc.(f)	09/30/2025	5.750%	$392,000	$286,133

Healthcare - Services - 0.37%
UpHealth, Inc.(f)	06/15/2026	6.250%	217,000	62,794
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(f)	12/15/2025	13.550%	409,000	385,687
				448,481
Software - 0.31%
Kaleyra, Inc.(f)	06/01/2026	6.125%	488,000	379,369

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,402,394)				1,113,983

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Shares	Value
WARRANTS(a) - 0.00%(g)
Commercial Services - 0.00%(g)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	22,640	$1,540

TOTAL WARRANTS
(Cost $0)		1,540

PRIVATE INVESTMENTS(a)(c)(d)(h) - 0.04%
Fast Capital LLC	22,800	45,600

TOTAL PRIVATE INVESTMENTS
(Cost $23,591)		45,600

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.04%
Call Option Purchased - 0.00%(g)
NuVasive, Inc.	03/2023	$50.00	$112,398	26	$520

TOTAL CALL OPTIONS PURCHASED
(Cost $2,637)					520

Put Options Purchased - 0.04%
Crane Holdings Co.	06/2023	110.00	299,450	25	6,750
Horizon Therapeutics Plc	05/2023	85.00	448,909	41	2,563
Momentive Global, Inc.	04/2023	6.00	715,530	1,037	23,332
National Instruments Corp.
	06/2023	40.00	222,244	44	1,100
	06/2023	45.00	207,091	41	3,690
Qualtrics International, Inc.	06/2023	12.50	316,404	187	7,947

TOTAL PUT OPTIONS PURCHASED
(Cost $93,358)					45,382

TOTAL PURCHASED OPTIONS
(Cost $95,995)					45,902

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 24.65%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.434	%(i)	14,959,205	$14,959,205
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.545	%(i)	14,959,206	14,959,206
				29,918,411
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,918,411)				29,918,411

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

Total Investments - 103.98%
(Cost $132,727,034)	$126,195,263

Liabilities in Excess of Other Assets - (3.98)%(j)	(4,828,375)

NET ASSETS - 100.00%	$121,366,888

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $431,885 or 0.36% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,780
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Cincor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Fast Capital LLC	08/18/2020	23,591
Moneylion, Inc.	06/19/2020	1,926,135
Total		$2,195,948

(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2023, the total fair market value of these securities was $8,901,404, representing 7.33% of net assets.
(e)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2023, the aggregate fair market value of those securities was $12,365,830, representing 10.19% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2023, these securities had a total value of $1,280,884 or 1.06% of net assets.
(g)	Less than 0.005% of net assets.
(h)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(i)	Rate shown is the 7-day effective yield as of February 28, 2023.
(j)	Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

SECURITIES SOLD SHORT - (2.11%)
COMMON STOCKS SOLD SHORT - (2.11%)
Distribution/Wholesale - (0.30%)
IAA, Inc.	(9,006)	$(368,435)

Diversified Financial Services - (0.11%)
Intercontinental Exchange, Inc.	(1,239)	(126,130)

Entertainment - (0.02%)
Cineplex, Inc.	(3,228)	(19,446)

Healthcare - Products - (0.09%)
NuVasive, Inc.	(2,561)	(110,712)

Machinery - Diversified - (0.65%)
Xylem, Inc.	(7,704)	(790,816)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (2.11%) (Continued)
Oil & Gas - (0.16%)
Baytex Energy Corp.	(51,186)	$(197,317)

Semiconductors - (0.78%)
Broadcom, Inc.	(1,106)	(657,285)
MaxLinear, Inc.	(8,355)	(285,824)
		(943,109)
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,596,666)		$(2,555,965)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Crane Holdings Co.	06/2023	$130.00	$(299,450)	(25)	$(5,875)

TOTAL WRITTEN OPTIONS
(Premiums received $8,708)					$(5,875)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.170%)	10/29/2024	$—	$—	$(333,330)	USD	1,441,220	$(333,330)
Morgan Stanley & Co./ Monthly	Intercontinental Exchange, Inc.	Received 1 Month-Federal Rate Minus 40bps (-4.170%)	10/29/2024	—	—	(2,100)	USD	32,207	(2,100)
						$(335,430)			$(335,430)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,496,829	CAD	4,707,500	Morgan Stanley & Co.	03/15/2023	$46,492
USD	4,021,980	EUR	3,767,800	Morgan Stanley & Co.	03/15/2023	33,662
USD	4,411,792	GBP	3,585,200	Morgan Stanley & Co.	03/15/2023	98,352
SEK	190,400	USD	17,875	Morgan Stanley & Co.	03/15/2023	326
USD	785,051	SEK	8,062,100	Morgan Stanley & Co.	03/15/2023	14,377
						$193,209

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	502,900	USD	373,091	Morgan Stanley & Co.	03/15/2023	$(4,493)
USD	2,980,300	CAD	4,071,800	Morgan Stanley & Co.	03/15/2023	(4,105)
EUR	1,654,800	USD	1,778,946	Morgan Stanley & Co.	03/15/2023	(27,297)
USD	186,404	EUR	176,500	Morgan Stanley & Co.	03/15/2023	(426)
GBP	2,844,800	USD	3,468,636	Morgan Stanley & Co.	03/15/2023	(45,989)
SEK	955,100	USD	92,388	Morgan Stanley & Co.	03/15/2023	(1,087)
USD	51,385	SEK	543,100	Morgan Stanley & Co.	03/15/2023	(531)
						$(83,928)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	91.35%
Canada	7.01%
United Kingdom	1.54%
Taiwan	1.20%
Finland	1.01%
France	0.62%
Sweden	0.59%
Republic of Korea	0.29%
Germany	0.23%
Netherlands	0.14%
Liabilities in Excess of Other Assets	(3.98)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
EUR - Euro
GBP - British pound
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SEK - Swedish krona
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

The following table summarizes the Water Island Event-Driven Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 28, 2023.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$4,237,500	$—	$—	$4,237,500
Banks	3,873,120	—	—	3,873,120
Biotechnology	6,539,833	—	—	6,539,833
Chemicals	1,312,582	—	—	1,312,582
Commercial Services	1,947,927	—	—	1,947,927
Computers & Computer Services	388,835	—	—	388,835
Construction Materials	—	—	1,273,608	1,273,608
Distribution/Wholesale	1,170,836	—	—	1,170,836
Diversified Financial Services	2,285,833	—	—	2,285,833
Electric	4,538,682	—	—	4,538,682
Electronics	429,335	—	—	429,335
Entertainment	139,357	—	—	139,357
Environmental Control	779,339	—	—	779,339
Forest Products & Paper	1,511,077	—	—	1,511,077
Healthcare - Products	2,754,430	—	—	2,754,430
Healthcare - Services	3,843,458	—	—	3,843,458
Home Furnishings	622,103	—	—	622,103
Insurance	1,429,200	—	—	1,429,200
Internet	166,901	—	3,913,052	4,079,953
Machinery - Diversified	3,549,553	—	—	3,549,553
Media	6,660,401	—	673,953	7,334,354
Oil & Gas	378,148	—	—	378,148
Pharmaceuticals	2,159,641	—	—	2,159,641
Pipelines	3,702,335	—	—	3,702,335
Real Estate Investment Trusts	1,177,248	—	—	1,177,248
Retail	1,604,084	—	—	1,604,084
Semiconductors	1,802,195	—	—	1,802,195
Software	20,170,303	2,801,304	2,873,723	25,845,330
Telecommunications	2,241,744	—	—	2,241,744
Transportation	1,908,081	—	—	1,908,081
Rights	—	88,638	121,468	210,106
Convertible Corporate Bonds*	—	1,113,983	—	1,113,983
Warrants*	1,540	—	—	1,540
Private Investments	—	—	45,600	45,600
Purchased Options	45,902	—	—	45,902
Short-Term Investments	29,918,411	—	—	29,918,411
TOTAL	$113,289,934	$4,003,925	$8,901,404	$126,195,263

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$193,209	$—	$193,209
Liabilities
Common Stocks*	(2,555,965)	—	—	(2,555,965)
Written Options	(5,875)	—	—	(5,875)
Forward Foreign Currency Exchange Contracts	—	(83,928)	—	(83,928)
Equity Swaps	(335,430)	—	—	(335,430)
TOTAL	$(2,897,270)	$109,281	$—	$(2,787,989)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2023:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2023
Common Stocks	$6,103,595	$25,443	$160,221	$6,852,914	$(4,407,837)	$-	$-	$8,734,336	$182,903
Rights	18,187	34,529	(206)	121,274	(52,316)	-	-	121,468	194
Private Investments	22,800	-	22,800	-	-	-	-	45,600	22,800
Total	$6,144,582	$59,972	$182,815	$6,974,188	$(4,460,153)	$-	$-	$8,901,404	$205,897

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2023 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 15.25%
Commercial Services - 6.76%
Moneygram International, Inc., 2021 Term Loan B, Variable Rate, (1 mo. USD LIBOR plus 4.50%)	07/21/2026	9.135%	$4,947,917	$4,941,732
Verscend Holding Corp., 2021 Term Loan B, TBD(a)	08/27/2025	0.000%	3,000,000	3,002,685
				7,944,417
Machinery - Diversified - 4.24%
Granite Holdings US Acquisition Co., 2021 Term Loan B, Variable Rate, (3 mo. LIBOR plus 4.00%)	09/30/2026	8.750%	4,987,380	4,987,405

Telecommunications - 4.25%
Maxar Technologies Ltd., 2022 Term Loan B, Variable Rate, (1 mo. SOFR plus 4.25%)	06/14/2029	8.968%	4,987,469	5,002,082

TOTAL BANK LOANS
(Cost $17,954,941)				17,933,904

CORPORATE BONDS - 54.37%
Aerospace & Defense - 2.50%
Howmet Aerospace, Inc.(b)	10/01/2024	5.125%	1,746,000	1,726,602
TransDigm, Inc.(c)	12/15/2025	8.000%	1,186,000	1,212,092
				2,938,694
Banks - 0.80%
Truist Financial Corp., Variable Rate, (3 mo. USD LIBOR plus 0.65%)(b)	03/15/2028	5.419%	1,000,000	942,539

Chemicals - 2.62%
Valvoline, Inc.(c)	02/15/2030	4.250%	3,160,000	3,088,221

Commercial Services - 0.13%
Verscend Escrow Corp.(b)(c)	08/15/2026	9.750%	150,000	150,562

Computers & Computer Services - 0.19%
Dell International LLC / EMC Corp.(b)	06/15/2023	5.450%	220,000	219,846

Distribution/Wholesale - 1.29%
IAA, Inc.(b)(c)	06/15/2027	5.500%	1,500,000	1,516,875

Diversified Financial Services - 3.21%
Cowen, Inc.(c)	05/06/2024	7.250%	3,750,000	3,779,736

Electrical Components & Equipment - 0.09%
WESCO Distribution, Inc.(c)	06/15/2025	7.125%	100,000	100,907

Entertainment - 1.76%
Caesars Entertainment, Inc.(b)(c)	07/01/2025	6.250%	2,090,000	2,072,619

Food - 5.27%
Chobani LLC / Chobani Finance Corp., Inc.(b)(c)	04/15/2025	7.500%	3,549,000	3,457,684

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 54.37% (Continued)
Food - 5.27% (Continued)
U.S. Foods, Inc.(b)(c)	04/15/2025	6.250%	$2,750,000	$2,739,947
				6,197,631
Forest Products & Paper - 2.61%
Resolute Forest Products, Inc.(c)	03/01/2026	4.875%	3,000,000	3,073,140

Internet - 6.22%
Gen Digital, Inc.(b)(c)	04/15/2025	5.000%	1,407,000	1,366,703
Getty Images, Inc.(c)	03/01/2027	9.750%	6,000,000	5,955,000
				7,321,703
Machinery - Diversified - 3.59%
Granite U.S. Holdings Corp.(b)(c)	10/01/2027	11.000%	1,500,000	1,582,500
Stevens Holding Co., Inc.(c)	10/01/2026	6.125%	2,604,000	2,641,554
				4,224,054
Office/Business Equip - 2.62%
Xerox Holdings Corp.(b)(c)	08/15/2025	5.000%	3,307,000	3,078,042

Oil & Gas - 2.18%
Occidental Petroleum Corp.(b)	09/01/2025	5.875%	30,000	30,000
Par Petroleum LLC / Par Petroleum Finance Corp.(c)	12/15/2025	7.750%	2,490,000	2,538,984
				2,568,984
Packaging & Containers - 0.95%
LABL, Inc.(c)	07/15/2026	6.750%	1,175,000	1,117,595

Pharmaceuticals - 3.63%
Horizon Therapeutics USA, Inc.(b)(c)	08/01/2027	5.500%	4,200,000	4,267,746

Real Estate Investment Trusts - 8.60%
iStar, Inc.(b)	10/01/2024	4.750%	2,295,000	2,290,709
	02/15/2026	5.500%	2,900,000	2,936,512
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(c)	02/15/2025	7.875%	4,796,000	4,889,170
				10,116,391
Software - 0.61%
PTC, Inc.(b)(c)	02/15/2025	3.625%	750,000	713,123

Telecommunications - 5.50%
Altice France Holding SA(b)(c)	05/15/2027	10.500%	5,050,000	4,170,946
Maxar Technologies, Inc.(b)(c)	06/15/2027	7.750%	2,200,000	2,300,474
				6,471,420
TOTAL CORPORATE BONDS
(Cost $65,999,071)				63,959,828

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 24.59%
Aerospace & Defense - 2.40%
Kaman Corp.(b)	05/01/2024	3.250%	$3,000,000	$2,817,000

Auto Manufacturers - 0.48%
Lightning eMotors, Inc.(c)	05/15/2024	7.500%	973,000	558,988

Commercial Services - 1.68%
Block, Inc.(b)	03/01/2025	0.125%	2,000,000	1,977,500

Diversified Financial Services - 1.20%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,415,802

Entertainment - 0.35%
Cineplex, Inc.(c)	09/30/2025	5.750%	567,000	413,871

Healthcare - Services - 0.92%
UpHealth, Inc.(c)	06/15/2026	6.250%	689,000	199,379
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(c)	12/15/2025	13.550%	938,000	884,534
				1,083,913
Internet - 2.44%
Spotify USA, Inc.(d)	03/15/2026	0.000%	3,500,000	2,870,000

Pharmaceuticals - 1.67%
Paratek Pharmaceuticals, Inc.(b)	05/01/2024	4.750%	2,250,000	1,969,553

Software - 13.45%
1Life Healthcare, Inc.(b)	06/15/2025	3.000%	1,000,000	993,200
Blackline, Inc.(d)	03/15/2026	0.000%	2,000,000	1,688,750
Coupa Software, Inc.(b)	06/15/2025	0.125%	6,000,000	5,958,000
Coupa Software, Inc.	06/15/2026	0.375%	3,000,000	2,977,500
Kaleyra, Inc.(b)(c)	06/01/2026	6.125%	1,900,000	1,477,052
RingCentral, Inc.(b)(d)	03/01/2025	0.000%	3,105,000	2,728,519
				15,823,021
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $31,345,738)				28,929,648

	Shares	Value
WARRANTS(e) - 0.00%(f)
Auto Manufacturers - 0.00%(f)
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(g)	53,913	$3,397

TOTAL WARRANTS
(Cost $0)		3,397

COMMON STOCK - 0.57%
Commercial Services - 0.57%
Ritchie Bros Auctioneers, Inc.(b)	11,000	672,870

TOTAL COMMON STOCKS
(Cost $662,160)		672,870

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(e) - 0.24%
Call Options Purchased - 0.19%
Caesars Entertainment, Inc.	04/2023	$60.00	$1,015,200	200	$19,000
Gen Digital, Inc.	04/2023	23.00	848,685	435	5,437
Howmet Aerospace, Inc.	03/2023	40.00	1,898,100	450	113,625
Par Pacific Holdings, Inc.	03/2023	30.00	2,778,000	1,000	40,000
Xerox Holdings Corp.	04/2023	17.00	1,154,300	700	45,500

TOTAL CALL OPTIONS PURCHASED
(Cost $245,266)					223,562

Put Options Purchased - 0.05%
iShares iBoxx $ Investment Grade Corporate Bond ETF	04/2023	102.00	5,296,000	500	30,750
iShares iBoxx High Yield Corporate Bond ETF	03/2023	73.00	7,453,000	1,000	31,500

TOTAL PUT OPTIONS PURCHASED
(Cost $98,533)					62,250

TOTAL PURCHASED OPTIONS
(Cost $343,799)					285,812

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.77%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	4.434	%(h)	2,807,995	$2,807,995
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.545	%(h)	2,807,994	2,807,994
				5,615,989
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,615,989)				5,615,989

Total Investments - 99.79%
(Cost $121,921,698)				117,401,448

Other Assets in Excess of Liabilities - 0.21%(i)				248,229

NET ASSETS - 100.00%				$117,649,677

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

Portfolio Footnotes

(a)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(b)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2023, the aggregate fair market value of those securities was $53,124,142, representing 45.15% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2023, these securities had a total value of $59,347,444 or 50.44% of net assets.
(d)	Represents a zero coupon bond.
(e)	Non-income-producing security.
(f)	Less than 0.005% of net assets.
(g)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,397 or 0.0% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	$—
Total		$—

(h)	Rate shown is the 7-day effective yield as of February 28, 2023.
(i)	Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (3.36%)
COMMON STOCKS SOLD SHORT - (3.36%)
Aerospace & Defense - (1.20%)
Howmet Aerospace, Inc.	(32,400)	$(1,366,632)
Kaman Corp.	(1,800)	(46,800)
		(1,413,432)
Commercial Services - (0.40%)
Block, Inc.	(6,100)	(468,053)

Distribution/Wholesale - (0.38%)
IAA, Inc.	(11,000)	(450,010)

Diversified Financial Services - (0.10%)
WisdomTree Investments, Inc.	(20,400)	(121,788)

Entertainment - (0.31%)
Caesars Entertainment, Inc.	(3,900)	(197,964)
Cineplex, Inc.	(28,000)	(168,677)
		(366,641)
Internet - (0.19%)
Gen Digital, Inc.	(6,500)	(126,815)
Spotify Technology SA	(800)	(93,040)
		(219,855)
Machinery - Diversified - (0.11%)
Altra Industrial Motion Corp.	(2,100)	(129,213)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (3.36%) (Continued)
Office/Business Equip - (0.07%)
Xerox Holdings Corp.	(5,000)	$(82,450)

Oil & Gas - (0.36%)
Par Pacific Holdings, Inc.	(15,489)	(430,284)

Pharmaceuticals - (0.02%)
Paratek Pharmaceuticals, Inc.	(11,450)	(20,038)

Software - (0.22%)
Blackline, Inc.	(3,600)	(246,096)
RingCentral, Inc., Class A	(300)	(9,912)
		(256,008)
TOTAL SECURITIES SOLD SHORT
(Proceeds $4,752,987)		$(3,957,772)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Block, Inc.	03/2023	$72.50	$(153,460)	(20)	$(3,830)

TOTAL WRITTEN OPTIONS
(Premiums received $9,266)					$(3,830)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Rate Minus 83 bps (-3.750%)	10/29/2024	$—	$—	$(45,426)	USD	3,052,695	$(45,426)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	5,800	USD	4,239	Morgan Stanley & Co.	03/15/2023	$12
USD	138,968	CAD	187,700	Morgan Stanley & Co.	03/15/2023	1,396
						$1,408

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	122,300	USD	91,007	Morgan Stanley & Co.	03/15/2023	$(1,369)
USD	201,766	CAD	275,700	Morgan Stanley & Co.	03/15/2023	(307)
						$(1,676)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	95.33%
Luxembourg	3.54%
Canada	0.92%
Other Assets in Excess of Liabilities	0.21%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
ETF - Exchange-Traded Fund
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SOFR - Secured Overnight Financing Rate
SPDR - Standard & Poor's Depositary Receipt
TBD - To Be Determined
USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2023 (unaudited)

The following table summarizes the Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 28, 2023:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$17,933,904	$—	$17,933,904
Corporate Bonds*	—	63,959,828	—	63,959,828
Convertible Corporate Bonds*	—	28,929,648	—	28,929,648
Warrants*	3,397	—	—	3,397
Common Stocks*	672,870	—	—	672,870
Purchased Options	285,812	—	—	285,812
Short-Term Investments	5,615,989	—	—	5,615,989
TOTAL	$6,578,068	$110,823,380	$—	$117,401,448

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,408	$—	$1,408
Liabilities
Common Stocks*	(3,957,772)	—	—	(3,957,772)
Written Options	(3,830)	—	—	(3,830)
Forward Foreign Currency Exchange Contracts	—	(1,676)	—	(1,676)
Equity Swaps	(45,426)	—	—	(45,426)
TOTAL	$(4,007,028)	$(268)	$—	$(4,007,296)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.